NONCONTROLLING INTERESTS IN CONSOLIDATED SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2018
Noncontrolling Interest [Abstract]
Noncontrolling Interest

There are noncontrolling interests in certain of the Company’s consolidated subsidiaries. The noncontrolling interests are summarized as follows:

	As of December 31, 2018	As of December 31, 2017
2degrees	$20,426	$22,321
NuevaTel	51,165	55,028
Trilogy International Partners LLC	(32,874)	(23,340)
Salamanca Solutions International LLC	(738)	(619)

Noncontrolling interests	$37,979	$53,390